Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
IO — Interest Only
LOC — Letter of Credit
PO — Principal Only
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.12% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.4%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,518,910
zero %, 10/1/46	BBB	8,800,000	8,778,088

			12,296,998
Alaska (2.7%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	9,396,495
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	13,070,000	13,125,417
Ser. B, zero %, 6/1/46	B/P	2,220,000	376,379

			22,898,291
Arizona (2.3%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,619,640
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,562,100
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,020,050
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,006,796
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	783,840
5.00%, 7/1/35	BB	1,500,000	1,592,460
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,858,080
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	803,115
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,991,193
5.00%, 12/1/32	A3	1,500,000	1,941,750
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,634,080
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	519,060

			19,332,164
California (6.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,318,906
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,095,580
CA State VRDN, Ser. A-2, 0.09%, 5/1/33	VMIG 1	10,270,000	10,270,000
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	880,136
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	866,669
5.00%, 8/1/32	BB	665,000	680,681
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,918,739
CA State Tobacco Securitization Agcy. Rev. Bonds, Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,637,780
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47 (Prerefunded 10/1/22)	A-/F	500,000	553,860
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42 (Prerefunded 10/1/22)	A-/F	1,750,000	1,938,510
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32 (Prerefunded 10/1/22)	A-/F	1,105,000	1,217,047
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	874,948
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	A-/F	1,000,000	1,089,500
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	6,000,000	6,171,720
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,563,400
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	BBB-/F	775,000	837,891
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,859,780
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,051,350
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	811,613
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,007,590
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,273,520
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,792,663
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,512,431

			50,224,314
Colorado (5.5%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	1,000,000	1,014,950
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	1,500,000	1,555,140
Broadway Station Metro. Dist. No. 3 G.O. Bonds, 5.00%, 12/1/49	B/P	1,250,000	1,291,325
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	578,940
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	837,540
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	763,823
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,446,399
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/P	250,000	284,575
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/P	1,000,000	1,138,300
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/P	2,000,000	2,095,860
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,141,640
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,807,287
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	2,183,340
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	467,337
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	625,000	685,997
(Commonspirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	625,000	684,767
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/44(T)	Baa1	2,000,000	2,179,216
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,000,000	4,341,043
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	551,881
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	337,791
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.25%, 12/1/50	B/P	2,285,000	2,314,591
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,055,020
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	3,086,600
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,386,633
5.00%, 12/1/40	B+/P	625,000	631,181
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	534,395
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/38	B+/P	2,000,000	2,052,600
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	2,021,760
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,287,600
5.00%, 12/1/40	BB/P	1,000,000	1,041,770
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	1,020,800

			44,820,101
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,608,210
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,024,800
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,682,425

			5,315,435
Delaware (1.1%)
DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	3,000,000	3,007,410
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB	1,820,000	1,893,510
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	700,000	739,683
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	2,000,000	2,035,180
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,500,000	1,543,440

			9,219,223
District of Columbia (2.4%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41 (Prerefunded 4/1/21)	BBB-	3,945,000	4,044,414
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,937,766
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40(FWC)	BB+	2,750,000	3,087,205
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,840,660
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	1,057,060
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	265,698
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,935,000	2,107,255
Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	2,117,690
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	521,927

			19,979,675
Florida (6.5%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,244,020
Cap. Trust Agcy. Rev. Bonds, (WFCS Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	371,700
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	3,806,954
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	1,127,740
5.00%, 8/1/40	Baa3	300,000	345,966
4.00%, 8/1/30	Baa3	200,000	224,650
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	494,019
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	545,595
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care), 4.00%, 8/15/45	BBB+	3,000,000	3,190,740
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	619,780
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BBB-	2,290,000	2,418,492
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,785,245
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	900,000	967,059
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	915,000	966,094
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	502,355
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,364,175
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	1,946,250
5.00%, 11/15/39	BBB+	750,000	821,175
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,375,188
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	784,268
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A+/F	2,760,000	2,838,936
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	499,380
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	3,000,000	3,337,650
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	2,770,000	3,120,793
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	1,285,000	1,391,128
5.00%, 1/1/30	BBB-/F	750,000	815,318
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,594,598
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	726,050
zero %, 9/1/45	A1	2,000,000	800,020
zero %, 9/1/41	A1	1,000,000	480,280
zero %, 9/1/40	A1	850,000	428,426
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	990,000	1,022,779
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,025,000	1,116,502
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,625,000	2,712,570
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,210,000	1,300,762
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	155,000	159,245
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,975,000	3,990,622

			53,236,524
Georgia (2.0%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	1,866,738	1,873,589
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,328,875
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	1,200,000	1,300,596
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	2,385,000	2,245,883
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	3,967,810
5.00%, 1/1/56	A2	2,000,000	2,365,320
4.00%, 1/1/59	A2	3,000,000	3,262,260

			16,344,333
Guam (0.1%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	502,560

			502,560
Illinois (14.3%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	7,705,210
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,118,100
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,382,893
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,254,216
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,021,240
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,486,002
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,735,252
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,858,000	4,864,558
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	4,000,000	4,212,200
Ser. H, 5.00%, 12/1/36	BB-	4,600,000	4,952,268
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB-	1,500,000	1,854,120
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	219,214
5.00%, 1/1/28	Ba1	1,000,000	1,034,420
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/34	A	1,950,000	2,232,146
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	A+	1,000,000	1,163,950
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	772,000	772,633
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	5,465,900
5.25%, 2/1/30	Baa3	3,000,000	3,143,370
5.00%, 11/1/41	Baa3	1,900,000	1,951,528
5.00%, 1/1/41	Baa3	1,000,000	1,025,590
5.00%, 2/1/39	Baa3	500,000	509,700
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,606,800
5.00%, 1/1/35	Baa3	2,500,000	2,596,150
Ser. A, 5.00%, 10/1/33	Baa3	1,025,000	1,086,582
5.00%, 1/1/33	Baa3	1,000,000	1,043,760
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	7,660,728
Ser. B, 5.00%, 10/1/31	Baa3	1,600,000	1,714,384
Ser. C, 5.00%, 11/1/29	Baa3	4,875,000	5,215,909
5.00%, 2/1/29	Baa3	5,775,000	6,236,654
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	2,944,917
Ser. D, 5.00%, 11/1/28	Baa3	3,230,000	3,480,196
Ser. D, 5.00%, 11/1/27	Baa3	1,425,000	1,546,496
Ser. A, 5.00%, 10/1/27	Baa3	2,000,000	2,196,040
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50	BB+/F	850,000	867,485
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	918,485
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	544,085
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	237,914
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	3,715,760
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	BBB	7,000,000	7,694,610
Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BBB	3,000,000	2,026,740
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	800,716
5.00%, 4/1/30	AA	450,000	567,225
5.00%, 4/1/29	AA	400,000	499,060
4.00%, 4/1/41	AA	625,000	681,750
4.00%, 4/1/38	AA	600,000	661,062
4.00%, 4/1/37	AA	600,000	663,342
4.00%, 4/1/36	AA	600,000	666,018
4.00%, 4/1/35	AA	525,000	585,349
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,000,000	3,659,130

			117,221,857
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,005,590
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,365,000	1,354,421

			2,360,011
Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,012,440
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,177,980
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	416,760
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,400,896

			6,008,076
Louisiana (0.6%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A
4.00%, 7/1/54	A3	2,640,000	2,798,585
4.00%, 7/1/49	A3	1,000,000	1,063,960
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	CCC/P	1,000,000	10
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	786,504

			4,649,059
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,086,280
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,112,450

			4,198,730
Maryland (1.3%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	1,000,000	1,053,320
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	527,450
MD Econ. Dev. Corp. Student Hsg. Rev. Bonds, (Bowie State U.), 4.00%, 7/1/50	BBB-	1,000,000	982,040
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Frederick Hlth., Inc.)
4.00%, 7/1/50	Baa1	1,000,000	1,091,820
4.00%, 7/1/45	Baa1	500,000	549,195
4.00%, 7/1/40	Baa1	300,000	334,668
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,105,840
5.125%, 7/1/39	B/P	300,000	315,993
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	810,383
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,112,680

			10,883,389
Massachusetts (1.6%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,395,867
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	266,588
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	287,020
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,065,950
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	5,333,650
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	854,285	125,418
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	2,129,220
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	B/P	2,035,000	1,424,500

			13,028,213
Michigan (4.3%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	374,777
5.00%, 4/1/36	Ba3	1,400,000	1,502,914
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	530,305
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	678,802
(Tobacco Settlement), Ser. B-2, Class 2, zero %, 6/1/65	BBB/P	11,250,000	1,282,163
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.00%, 2/1/47	BB+	3,100,000	3,081,834
5.00%, 2/1/37	BB+	1,080,000	1,094,947
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group)
Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47(T)	Aa3	11,000,000	12,052,439
Ser. A, 4.00%, 12/1/49(T)	AA-	3,875,000	4,333,747
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	539,160
5.00%, 11/15/34	BBB-/F	1,000,000	1,098,920
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/39	Aa1	2,000,000	2,308,880
4.00%, 5/1/37	Aa1	1,870,000	2,171,893
4.00%, 5/1/36	Aa1	1,695,000	1,976,540
4.00%, 5/1/35	Aa1	2,000,000	2,342,680

			35,370,001
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	412,200
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Ba2	725,000	744,017
4.00%, 3/1/28	Ba2	760,000	794,998
4.00%, 3/1/27	Ba2	730,000	769,610
3.00%, 3/1/21	Ba2	395,000	395,640
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	676,734
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,050,160
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,621,560
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	517,685

			6,982,604
Missouri (1.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, AGM, 4.00%, 3/1/57	AA	4,000,000	4,247,080
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 0.11%, 9/1/30	VMIG 1	2,500,000	2,500,000
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,429,626
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,586,218
5.00%, 9/1/48	BB+/F	1,750,000	1,853,565

			14,616,489
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	650,000	682,422
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	1,050,000	1,119,983
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	310,000	322,794
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	725,000	765,571
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	1,075,000	1,203,205
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	700,000	718,102
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,038,780

			5,850,857
New Hampshire (0.5%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	2,135,763
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	661,638
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	204,648
6.125%, 7/1/37	B-/P	1,000,000	841,220

			3,843,269
New Jersey (7.0%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	678,456
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	312,825
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,049,840
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,294,618
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	4,448,400
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	555,445
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	4,369,816
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,664,025
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	2,827,925
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,174,730
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,148,870
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	2,088,740
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/38	Baa1	3,000,000	3,142,770
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,047,800
4.75%, 6/15/32	Baa2	170,000	178,010
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,039,190
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,563,200
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,111,720
Ser. A, 5.00%, 12/15/39	Baa1	550,000	625,042
Ser. A, 5.00%, 12/15/34	Baa1	5,600,000	6,397,216
Ser. A, 5.00%, 12/15/33	Baa1	6,550,000	7,489,794
Ser. A, 4.00%, 12/15/39	Baa1	1,750,000	1,827,823
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BB+	7,200,000	8,148,600

			57,184,855
New Mexico (0.6%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,500,000	3,893,855
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,252,476

			5,146,331
New York (4.6%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	561,534
Metro. Trans. Auth. Rev. Bonds, (Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,624,095
NY City, VRDN, Ser. I-8, 0.11%, 4/1/36	VMIG 1	5,655,000	5,655,000
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.10%, 6/15/43	VMIG 1	2,600,000	2,600,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa2	10,000,000	12,452,516
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,570,900
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.), 5.00%, 12/1/35	Baa3	1,300,000	1,485,692
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), 2.75%, 9/1/50	B	475,000	478,259
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,293,638
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	6,915,645
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,145,940

			37,783,219
North Carolina (1.1%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,437,534
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,610,250
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	3,183,454
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,674,351
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,012,080

			8,917,669
Ohio (5.3%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6.25%, 6/1/37 (Prerefunded 6/1/22)	AAA/P	7,300,000	7,979,484
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	15,675,000	16,782,752
Ser. B-3, Class 2, zero %, 6/1/57	B+/P	14,000,000	1,983,940
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,048,160
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,100,337
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/P	2,825,000	2,945,289
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	175,000	191,116
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,485,000	1,507,112
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,665
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,143,320
OH State Higher Edl. Fac. Comm. Rev. Bonds
5.25%, 12/1/48	BB	750,000	756,848
(John Carroll U.), 5.00%, 10/1/40	A3	3,000,000	3,620,520
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,326,772
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	243,288

			43,879,603
Oregon (0.3%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,061,520
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	830,823
5.00%, 11/1/32	A3	360,000	441,684

			2,334,027
Pennsylvania (3.4%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	766,423
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	800,000	844,616
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,075,200
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,279,572
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	669,169
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	963,270
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	3,197,190
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Ba1	800,000	802,600
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,352,680
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	738,493
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,803,805
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,582,578
5.00%, 12/1/44	A/F	1,850,000	2,084,821
4.00%, 12/1/44	A/F	1,150,000	1,236,204
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,514,025
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,071,620
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,011,430
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	995,850

			27,989,546
Puerto Rico (0.5%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	B/P	1,097,000	1,168,689
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	252,298
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	455,590
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	61,556
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	17,649
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	121,452
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	617,268
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	257,545
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	438,626
Ser. A-1, zero %, 7/1/33	B/P	159,000	104,495
Ser. A-1, zero %, 7/1/31	B/P	141,000	101,834
Ser. A-1, zero %, 7/1/29	B/P	109,000	85,546
Ser. A-1, zero %, 7/1/27	B/P	112,000	94,904
Ser. A-1, zero %, 7/1/24	B/P	66,000	60,964

			3,838,416
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,215,910

			3,215,910
South Carolina (3.3%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	1,008,710
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,192,700
SC State Jobs-Econ. Dev. Auth. Rev. Bonds
(Woodlands at Furman), Ser. A, 5.00%, 11/15/54	BB/P	1,000,000	1,014,960
(Woodlands at Furman), Ser. A, 5.00%, 11/15/42	BB/P	585,000	601,731
(Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	7,205,000	8,132,932
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	6,220,000	6,984,376
Ser. E, 5.25%, 12/1/55	A2	2,500,000	2,882,925
Ser. E, 5.00%, 12/1/48	A2	2,000,000	2,187,600
Ser. C, 5.00%, 12/1/46	A2	1,000,000	1,122,260
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	593,935

			26,722,129
Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	478,783
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	478,034
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	494,572
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	850,000	944,979
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	725,000	840,773
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,936,044
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	873,240
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	444,732
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	677,328
(Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45(FWC)	BBB-/F	3,000,000	2,876,307
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,311,238

			11,356,030
Texas (5.7%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	901,781
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,838,020
(Idea Pub. Schools), 5.00%, 8/15/32	A-	2,100,000	2,209,221
(IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	A-	375,000	443,876
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,061,240
Houston, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 7/15/35	B	200,000	202,100
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,317,883
5.00%, 2/15/32	BBB	2,250,000	2,333,880
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,599,040
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	202,603
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	583,702
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,079,747
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	441,755
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	2,450,000	2,917,387
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	3,500,000	3,344,810
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	566,360
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	570,815
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	814,534
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	471,596
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,676,336
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	760,343
5.00%, 6/15/38	BB-/P	245,000	249,403
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,858,334
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,810,765
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	5,126,400
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,750,000	1,901,375
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	703,980

			46,987,286
Utah (1.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds
4.00%, 10/15/42	BBB-/F	1,500,000	1,538,925
4.00%, 10/15/36	BBB-/F	1,000,000	1,047,530
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	2,028,120
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.11%, 5/15/37	VMIG 1	3,300,000	3,300,000

			7,914,575
Virginia (2.4%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	508,685
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	374,868
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	720,871
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	835,910
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	3,000,000	3,348,060
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,544,175
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	1,725,000	1,836,539
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB-	4,500,000	4,652,415
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/38	A/F	2,000,000	2,195,560
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/37	A/F	2,250,000	2,479,298
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B	1,000,000	1,017,120

			19,513,501
Washington (2.5%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,121,140
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	5,700,000	5,847,345
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,225,380
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/41(WIS)	Aaa	1,935,000	2,469,737
5.00%, 6/1/37(WIS)	Aaa	2,000,000	2,586,500
5.00%, 6/1/29(WIS)	Aaa	1,150,000	1,517,161
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	588,904
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	4,093,360

			20,449,527
Wisconsin (3.2%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	1,898,028
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	837,144
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,624,810
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	466,839
5.00%, 6/15/49	BB+/P	1,040,000	1,069,661
5.00%, 6/15/39	BB+/P	410,000	426,658
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,115,150
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	763,182
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	895,212
5.00%, 5/1/42	BBB+	1,600,000	1,694,464
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	2,155,060
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,521,465
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/59	AA	1,350,000	1,440,086
4.00%, 7/1/55	AA	1,000,000	1,066,960
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	761,843
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,395,000	1,556,736
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,070,720
5.75%, 11/15/44	BB-/P	500,000	531,330
5.50%, 11/15/34	BB-/P	1,685,000	1,793,750
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,539,270

			26,228,368

Total municipal bonds and notes (cost $794,452,295)			$828,643,165

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$715,188

Total unitized trust (cost $1,206,477)		$715,188

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	19,621,440	$19,621,440
U.S. Treasury Bills 0.091%, 12/8/20(SEG)	Aaa	$300,000	299,974

Total short-term investments (cost $19,921,412)			$19,921,414
TOTAL INVESTMENTS

Total investments (cost $815,580,184)			$849,279,767

FUTURES CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	54	$8,493,188	$8,493,188	Dec-20	$118,847

Unrealized appreciation					118,847

Unrealized (depreciation)					—

Total					$118,847

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,150,000	$10,766	$—	12/1/20	—	0.36% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(10,766)
8,150,000	513	—	11/25/20	—	0.38% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(513)
8,000,000	88,344	—	12/15/20	—	0.93% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(88,345)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(99,624)

Total		$—			Total	$(99,624)

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $820,950,365.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/20
Short-term investments
	Putnam Short Term Investment Fund*	34,820,739	51,927,811	67,127,110	16,711	19,621,440

	Total Short-term investments	$34,820,739	$51,927,811	$67,127,110	$16,711	$19,621,440
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $136,986.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
At the close of the reporting period, the fund maintained liquid assets totaling $68,293,691 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.12%, 0.14% and 0.22%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	24.1%
	Education	17.3
	State debt	13.9
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $99,624 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
At the close of the reporting period, the fund’s investments with a value of $44,659,148 were held by the TOB trust and served as collateral for $25,919,303 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $9,745 for these investments based on an average interest rate of 0.15%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	$828,643,165	—
Unitized trust	—	—	$715,188
Short-term investments	$19,621,440	299,974	—

Totals by level	$19,621,440	$828,943,139	$715,188
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$118,847	—	—
Total return swap contracts	—	(99,624)	—

Totals by level	$118,847	$(99,624)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40
OTC total return swap contracts (notional)	$19,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com